Note 14 - Retirement and Pension Plans - Summary of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Service cost	$ 3	$ 4	$ 3
Interest cost	7	10	14
Expected return on plan assets	(12)	(10)	(11)
Amortization of net pension loss	6	6	3
Curtailment or settlement loss	5
Net periodic benefit cost	$ 9	$ 10	$ 9